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                             Sullivan & Cromwell LLP
                          1701 Pennsylvania Ave., N.W.
                              Washington, DC 20006

                                                              September 14, 2005

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

                Re:     BNY Hamilton Funds, Inc.:
                        Post-Effective Amendment No. 43 to
                        Registration Statement on Form N-1A
                        (File Numbers 33-47703 and 811-6654)

Dear Sirs:

        On behalf of BNY Hamilton Funds, Inc. (the "Registrant"), transmitted herewith for filing under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, is Post-Effective Amendment No. 43 to the above-referenced Registration Statement on Form N-1A ("PEA 43").

        PEA 43 is being filed solely in connection with the creation of the Institutional Share class, Agency Share class and Retail Share class of each of the Money Fund series and Treasury Money Fund series of the Registrant, and to make certain corresponding changes to the Hamilton Share class, Premier Share class and Classic Share class of these two series. No information relating to any other series of the Registrant is intended to be amended or superceded by PEA 43.

        Please direct any questions or comments regarding PEA 43 or any matters relating to this filing to the undersigned at 202-956-7550 or to Guy Nordahl of The Bank of New York at 212-635-4788.

                                        Very truly yours,

                                        /s/ Paul J. McElroy

cc:     Guy Nordahl
        (The Bank of New York)